Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Office electronic equipment	1,496,516	1,677,900	240,518
Office fixtures and furniture	70,753	85,368	12,237
Leasehold improvements	1,153,205	1,153,205	165,305
Subtotal	2,720,474	2,916,473	418,060
Less: accumulated depreciation	(1,456,605)	(2,147,005)	(307,761)
Total	1,263,869	769,468	110,299